Balance Sheet Components (Property, Plant and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,484,011	$ 2,371,084
Less accumulated depreciation	1,086,795	1,073,050
Total property, plant and equipment, net	1,397,216	1,298,034
Land and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	73,857	72,945
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	665,058	676,028
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,436,904	1,358,163
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 308,192	$ 263,948